EMPLOYEE OPTIONS (Details) - Schedule of Share-based Compensation, Stock Options, Activity - USD ($)		9 Months Ended	12 Months Ended
	Jan. 02, 2015	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule of Share-based Compensation, Stock Options, Activity [Abstract]
Outstanding at beginning of period (in Shares)		196,300	167,500	176,300
Outstanding at beginning of period		$ 4.50	$ 4.50	$ 4.50
Outstanding at beginning of period (in Dollars)		$ 785,200	$ 83,750
Granted (in Shares)	3,600	8,600	49,500	9,000
Granted		$ 18.50	$ 6.50	$ 5.00
Exercised (in Shares)		0	0	0
Exercised		$ 0.00	$ 0.00	$ 0.00
Forfeited/ Cancelled (in Shares)		(2,800)
Forfeited/ Cancelled		$ (3.50)	$ 3.50	$ 4.00
Forfeited/ Cancelled (in Dollars)		$ (14,000)
Outstanding at period end (in Shares)		202,100	196,300	167,500
Outstanding at period end		$ 6.00	$ 4.50	$ 4.50
Outstanding at period end (in Dollars)		$ 771,200	$ 785,200	$ 83,750
Outstanding at period end		6 years 127 days	1 year 6 months	1 year 6 months
Options vested and exercisable at period end (in Shares)		167,268	150,466	121,150
Options vested and exercisable at period end		$ 4.50	$ 4.50	$ 4.50
Options vested and exercisable at period end (in Dollars)		$ 639,352	$ 2,708,396	$ 60,575
Options vested and exercisable at period end		5 years 317 days	0 years	0 years
Weighted average grant-date fair value of options granted during the period		$ 13.00	$ 13.50	$ 5.00